ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Assumptions utilized to calculate ECL (Detail) $ in Thousands	Dec. 31, 2020 ARS ($)
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.00%
Personal and Business Banking | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	50.70%
Personal and Business Banking | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	55.70%
Personal and Business Banking | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.60%
Personal and Business Banking | Private Sector Real Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	2.70%
Personal and Business Banking | Private Sector Real Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	10.20%
Personal and Business Banking | Private Sector Real Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(4.50%)
Personal and Business Banking | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	138.00%
Personal and Business Banking | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	140.00%
Personal and Business Banking | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	136.00%
Personal and Business Banking | Open Market | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	46.80%
Personal and Business Banking | Open Market | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	41.30%
Personal and Business Banking | Open Market | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	52.40%
Personal and Business Banking | Income Payroll | Quantity of Private Sector Employment | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 5,924
Personal and Business Banking | Income Payroll | Quantity of Private Sector Employment | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	5,928
Personal and Business Banking | Income Payroll | Quantity of Private Sector Employment | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 5,921
Personal and Business Banking | Senior Citizens | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	46.80%
Personal and Business Banking | Senior Citizens | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	41.30%
Personal and Business Banking | Senior Citizens | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	52.40%
Corporate Banking | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 138
Corporate Banking | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	140
Corporate Banking | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 136
Corporate Banking | All | Interest Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(4.60%)
Corporate Banking | All | Interest Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(3.80%)
Corporate Banking | All | Interest Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(5.50%)
Consumer Finance | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	46.80%
Consumer Finance | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	41.30%
Consumer Finance | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	52.40%
Consumer Finance | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	50.70%
Consumer Finance | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	55.70%
Consumer Finance | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	45.60%
Consumer Finance | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 138
Consumer Finance | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	140
Consumer Finance | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Default probability	$ 136
Consumer Finance | CFF | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	50.70%
Loss given default	50.70%
Consumer Finance | CFF | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	55.70%
Loss given default	55.70%
Consumer Finance | CFF | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.60%
Loss given default	45.60%
Consumer Finance | CCF Automobile secured | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	50.70%
Consumer Finance | CCF Automobile secured | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	55.70%
Consumer Finance | CCF Automobile secured | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	45.60%
Consumer Finance | CCF Automobile secured | Private Sector Loans | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	64.10%
Consumer Finance | CCF Automobile secured | Private Sector Loans | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	70.50%
Consumer Finance | CCF Automobile secured | Private Sector Loans | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	57.70%
Supervielle Bank | All | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	50.70%
Supervielle Bank | All | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	55.70%
Supervielle Bank | All | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	45.60%